The Company (Details)	1 Months Ended			12 Months Ended
	Feb. 29, 2020 USD ($)	Jan. 31, 2019 USD ($)	Apr. 30, 2015 USD ($) MW-M	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Department of Energy cost share				$ 72,336,000	$ 73,522,000	$ 71,109,000
Collaborative arrangement, obligated amount to receivable				233,000,000
Collaborative arrangement, obligated amount				225,000
Maximum reimbursement based on the current stage of project development				17,800,000
Development Cost Reimbursement Agreement
Accounts, Notes, Loans and Financing Receivable [Line Items]
Maximum reimbursement based on the current stage of project development				17,834,000
Collaborative arrangements, restricted cash, letter of credit, collateral amount				26,000,000
Nuscale SMR FOAK Nuclear Demonstration Readiness Project Completion
Accounts, Notes, Loans and Financing Receivable [Line Items]
Maximum amount awarded	$ 350,000,000
Cost share	$ 350,000,000
Cost share (as a percent)	50.00%
Reimbursement of program costs (as a percent)	73.00%
Department of Energy cost share				$ 0	10,237,000
Percentage of maximum future reimbursement requests to recognize deferred reimbursement costs				50.00%
Nuscale SMR FOAK Nuclear Demonstration Readiness Project Completion | Government
Accounts, Notes, Loans and Financing Receivable [Line Items]
Cost share	$ 350,000,000
Cost share (as a percent)	50.00%
Term of award	5 years
Percentage of reimbursement requests deferred	23.00%
Carbon Free Power Project Award
Accounts, Notes, Loans and Financing Receivable [Line Items]
Maximum amount awarded		$ 126,694,000
Cost share		50	$ 16,617,000
Cost share (as a percent)			50.00%
Collaborative arrangement, obligated amount to receivable					70,000
Collaborative arrangement, government cost share			$ 8,250,000
Eligible amount to receive					$ 7,451,000
Carbon Free Power Project Award | Government
Accounts, Notes, Loans and Financing Receivable [Line Items]
Cost share		$ 50	$ 16,617,000
Cost share (as a percent)		50.00%	50.00%
Nuclear powered energy | MW-M			462
Collaborative arrangement, government cost share			$ 8,250,000
Collaborative arrangement, remaining amount received				$ 729,000
Reimburse percentage				25.00%
Maximum reimbursement amount				$ 4,100,000